Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	$ 4,126	$ 116
Transportation services to Fujian Desheng [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	28	116
Transportation services to Fujian Bafang [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	4
Transportation services to Chongqing Changjiang [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	27
Transportation services to Zhangwu Changjiang [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	1,177
Transportation services to Changzhou Changjiang [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	123
Transportation services to Shiyan Changjiang [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	136
Transportation services to Xiantao Modeling [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	178
Transportation services to Chengdu Changjiang [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	4
Transportation services to Changjiang Modeling [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	2,120
Transportation services to Kunshan Changjiang [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	329
Transportation services from Fujian Bafang [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services from related parties	1,394	939
Lease services from Fuzhou Tianyu [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services from related parties	124	108
Lease services from Fuzhou Tianyu Management [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services from related parties	8	8
Catering services from Fuzhou Tianyu Catering [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services from related parties		$ 1